Changes in Benefit Obligation (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	May 31, 2013	May 31, 2012	May 31, 2011
Postretirement Benefits, U.S. Plans
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Benefit obligation at beginning of year	$ 9,677	$ 9,103
Service cost			5
Interest cost	349	416	439
Benefits paid	(572)	(665)
Medicare subsidy received	74	69
Actuarial (gains) losses	(1,014)	754
Benefit Obligation at End of Year	8,514	9,677	9,103
Postretirement Benefits, Non-U.S. Plans
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Benefit obligation at beginning of year	24,517	17,557
Service cost	1,185	745	736
Interest cost	1,188	968	925
Benefits paid	(441)	(369)
Actuarial (gains) losses	1,988	6,979
Currency exchange rate changes	(22)	(1,363)
Benefit Obligation at End of Year	$ 28,415	$ 24,517	$ 17,557